Right-of-use assets and operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Operating Lease Liabilities
Schedule of non-cancellable lease contracts

As of December 31, 2023, the Company had the following non-cancellable lease contracts:

Description of lease	Term	Imputed interest rate

Director’s quarter, Kowloon, Hong Kong	24 months from May 1, 2023 to April 30, 2025	5.6%
Office, Kowloon, Hong Kong	24 months from January 1, 2023 to December 31, 2024	5.6%
Production plant and administration facility, Shenzhen, PRC	10 years from July 16, 2014 to July 15, 2024	4.3%

Schedule of condensed balance sheet

The following amounts were recognized in the consolidated balance sheet:

	December 31, 2022	December 31, 2023	December 31, 2023
	HK$’000	HK$’000	US$’000
Right-of-use assets	7,117	3,801	487

Operating lease liabilities
Current	5,626	4,060	520
Non-current	2,552	198	25
	8,178	4,258	545

Schedule of condensed consolidated statement of income and cash flow

A summary of lease costs recognized in the Company’s consolidated statement of income and supplemental cash flow information relating to the operating leases is as follows:

	For the year ended December 31
	2022	2023	2023
	HKD’000	HKD’000	US$’000
Amortization charge of right-of use assets	4,862	5,410	693
Right-of-use assets obtained in exchange for operating
lease liabilities	-	-	-
Interest on lease liabilities	469	313	40
Cash paid for operating leases	6,015	6,301	807

Schedule of future lease payments

Future lease payments as of December 31, 2023 are as follows:

Year ending December 31	HK$’000	US$’000
2024	4,154	531
2025	200	26

Future minimum operating lease payments	4,354	557
Less: Imputed interest	(96)	(12)

Total operating lease liabilities	4,258	545